Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001349436
Registrant Name	SANDRIDGE ENERGY INC
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES